Compensation of key management personnel of the Group (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Compensation Paid or Payable to Key Management

The compensation paid or payable to key management is set out below:

	Year ended December 31,
	2016	2017	2018
	(in £)
Short-term benefits	2,111,712	2,756,979	3,176,168
Post-employment benefits	106,500	87,269	59,522
IFRS 2 share-based payment charge	4,631,853	2,726,337	1,470,025

Total compensation paid to key management personnel	6,850,065	5,570,585	4,705,715